Performance Management	Jul. 31, 2025
Franklin U.S. Core Equity (IU) Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	21.83%
Worst Quarter:	2020, Q1	-17.33%

As of September 30, 2025, the Fund’s year-to-date return was 14.51%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin U.S. Core Equity (IU) Fund		12 Months Ended	60 Months Ended	64 Months Ended
	Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		23.81%	13.86%	15.08%	[1]
Russell 3000® Index | Performance Inception Date				Aug. 19, 2019
S&P 500® Index | Average Annual Return, Label [Optional Text]	S&P 500® Index
S&P 500® Index | Average Annual Return, Percent		25.02%	14.52%	15.75%	[1]
S&P 500® Index | Performance Inception Date				Aug. 19, 2019
Advisor | Average Annual Return, Label [Optional Text]	Return before taxes
Advisor | Average Annual Return, Percent		31.40%	15.68%	16.33%	[1]
Advisor | Performance Inception Date				Aug. 19, 2019
Advisor | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Advisor | After Taxes on Distributions | Average Annual Return, Percent		28.57%	14.05%	14.76%	[1]
Advisor | After Taxes on Distributions | Performance Inception Date				Aug. 19, 2019
Advisor | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Advisor | After Taxes on Distributions and Sales | Average Annual Return, Percent		20.19%	12.16%	12.78%	[1]
Advisor | After Taxes on Distributions and Sales | Performance Inception Date				Aug. 19, 2019
[1]	Since inception August 19, 2019.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Franklin U.S. Core Equity (IU) Fund | Advisor
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of September 30, 2025, the Fund’s year-to-date return was 14.51%.
Bar Chart, Year to Date Return	14.51%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	21.83%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(17.33%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Franklin International Core Equity (IU) Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2022, Q4	17.03%
Worst Quarter:	2020, Q1	-19.64%

As of September 30, 2025, the Fund’s year-to-date return was 26.16%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin International Core Equity (IU) Fund		12 Months Ended	60 Months Ended	64 Months Ended
	Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI All Country World ex-US Index-NR | Average Annual Return, Label [Optional Text]	MSCI All Country World ex-US Index-NR
MSCI All Country World ex-US Index-NR | Average Annual Return, Percent		5.53%	4.10%	6.14%	[1]
MSCI All Country World ex-US Index-NR | Performance Inception Date				Aug. 19, 2019
MSCI EAFE Index | Average Annual Return, Label [Optional Text]	MSCI EAFE Index
MSCI EAFE Index | Average Annual Return, Percent		4.35%	5.23%	7.15%	[1]
MSCI EAFE Index | Performance Inception Date				Aug. 19, 2019
Advisor | Average Annual Return, Label [Optional Text]	Return before taxes
Advisor | Average Annual Return, Percent		5.11%	5.72%	7.61%	[1]
Advisor | Performance Inception Date				Aug. 19, 2019
Advisor | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Advisor | After Taxes on Distributions | Average Annual Return, Percent		4.26%	4.61%	6.49%	[1]
Advisor | After Taxes on Distributions | Performance Inception Date				Aug. 19, 2019
Advisor | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Advisor | After Taxes on Distributions and Sales | Average Annual Return, Percent		4.00%	4.37%	5.88%	[1]
Advisor | After Taxes on Distributions and Sales | Performance Inception Date				Aug. 19, 2019
[1]	Since inception August 19, 2019.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Franklin International Core Equity (IU) Fund | Advisor
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of September 30, 2025, the Fund’s year-to-date return was 26.16%.
Bar Chart, Year to Date Return	26.16%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	17.03%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(19.64%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Franklin Emerging Market Core Equity (IU) Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information by calling (800) DIAL BEN/342-5236.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	14.85%
Worst Quarter:	2020, Q1	-20.95%

As of September 30, 2025, the Fund’s year-to-date return was 29.58%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin Emerging Market Core Equity (IU) Fund		12 Months Ended	60 Months Ended	63 Months Ended
	Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI All Country World ex-US Index-NR | Average Annual Return, Label [Optional Text]	MSCI All Country World ex-US Index-NR
MSCI All Country World ex-US Index-NR | Average Annual Return, Percent		5.53%	4.10%	5.61%	[1]
MSCI All Country World ex-US Index-NR | Performance Inception Date				Sep. 30, 2019
MSCI Emerging Markets Index | Average Annual Return, Label [Optional Text]	MSCI Emerging Markets Index
MSCI Emerging Markets Index | Average Annual Return, Percent		8.05%	2.10%	4.21%	[1]
MSCI Emerging Markets Index | Performance Inception Date				Sep. 30, 2019
Advisor | Average Annual Return, Label [Optional Text]	Return before taxes
Advisor | Average Annual Return, Percent		10.50%	2.35%	4.07%	[1]
Advisor | Performance Inception Date				Sep. 30, 2019
Advisor | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Advisor | After Taxes on Distributions | Average Annual Return, Percent		9.26%	1.47%	3.19%	[1]
Advisor | After Taxes on Distributions | Performance Inception Date				Sep. 30, 2019
Advisor | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Advisor | After Taxes on Distributions and Sales | Average Annual Return, Percent		6.78%	1.78%	3.12%	[1]
Advisor | After Taxes on Distributions and Sales | Performance Inception Date				Sep. 30, 2019
[1]	Since inception September 30, 2019.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Franklin Emerging Market Core Equity (IU) Fund | Advisor
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of September 30, 2025, the Fund’s year-to-date return was 29.58%.
Bar Chart, Year to Date Return	29.58%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	14.85%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(20.95%)
Lowest Quarterly Return, Date	Mar. 31, 2020